CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2020	Jun. 03, 2020	Apr. 08, 2020	Sep. 16, 2019	Jul. 22, 2019	May 20, 2019	Apr. 22, 2019	Oct. 22, 2018	May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Jun. 01, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Number of shares issued for exchange of notes			33,333
Loss on extinguishment of debt											$ (6,027,000)		$ (6,027,000)	$ (6,026,654)
Number of shares issued														20,000
Convertible notes payable, net															$ 2,758,578
Convertible notes payable, noncurrent															1,874,972
Debt conversion price			$ 1.50
interest expense										$ 9,000	$ 74,000	$ 37,000	$ 233,000	$ 233,095	414,364
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued			1,391
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued			1,498,418
Convertible Notes Payable [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding notes exchanged representing principal and accrued interest			$ 6,950,000
Number of shares issued for exchange of notes			1,391
Original issuance price			$ 5,000
Loss on extinguishment of debt			6,026,657
Unamortized discounts			5,430,082
Accrued interest			374,631
Convertible Debt [Member] | September 2019 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, net														$ 0
Maturity date														Jun. 30, 2021
Interest rate percentage														10.00%
Contractual rate and accretion of discount														47.40%
Convertible Debt [Member] | July 2019 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, net														$ 0
Maturity date														Jun. 30, 2021
Interest rate percentage														10.00%
Contractual rate and accretion of discount														45.79%
Common Stock [Member]
Debt Instrument [Line Items]
Share price	$ 0.60
Warrant [Member] | Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Accrued interest			$ 1,000
Number of shares issued			4,000
Warrant [Member] | Convertible Notes Payable [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Fair value of the consideration transferred			$ 11,831,370
Warrant [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 31, 2020	Jul. 03, 2020
Agreegate price of warrant																$ 3,300,000	$ 3,300,000	$ 3,200,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
interest expense														$ 200,000
Accretion amount														800,000
Convertible Notes Payable [Member] | October 2018 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, net														$ 0
Maturity date														Apr. 15, 2020
Interest rate percentage								10.00%						10.00%
Contractual rate and accretion of discount														50.54%
Number of units sold								1,275.0
Aggregate price of unit purchased								$ 1,275,000
Description of transaction								(i) a $1,000 10% interest convertible promissory note (collectively the “October 2018 Notes”) due April 15, 2020, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before the five year anniversary of the issuance.
Convertible Notes Payable [Member] | October 2018 Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion price								$ 0.15
Convertible Notes Payable [Member] | October 2018 Notes [Member] | Warrant [Member]
Debt Instrument [Line Items]
Accrued interest														$ 426,019
Number of shares issued								5,100,000
Convertible notes payable, net								$ 750,911
Share price								$ 0.25
Warrant exercised date								Oct. 23, 2023
Agreegate price of warrant								$ 524,089
Accretion amount														413,702
Adjustment to correction amount														95,584
Convertible Notes Payable [Member] | April/May 2019 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, net														$ 1,191,821
Maturity date														Apr. 15, 2020
Interest rate percentage						10.00%	10.00%							10.00%
Contractual rate and accretion of discount														72.35%
Number of units sold						2,080.265	2,080.265
Aggregate price of unit purchased						$ 2,080,265	$ 2,080,265
Description of transaction						(i) a $1,000 10% interest convertible promissory note (collectively the “April/May 2019 Notes”) due April 15, 2020, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before October 22, 2023.	(i) a $1,000 10% interest convertible promissory note (collectively the “April/May 2019 Notes”) due April 15, 2020, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before October 22, 2023.
Percentage of accretion of discount														72.35%
Agreegate price of warrant														$ 888,444
Interest from accretion of the discount														457,570
interest expense														$ 123,726
Convertible Notes Payable [Member] | April/May 2019 Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion price						$ 0.15	$ 0.15
Convertible Notes Payable [Member] | April/May 2019 Notes [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of shares issued						8,321,060	8,321,060
Share price						$ 0.25	$ 0.25
Warrant exercised date						Oct. 23, 2023	Oct. 23, 2023
Convertible Notes Payable [Member] | September 2019 Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued				3,272,000
Convertible notes payable, net				$ 454,154
Interest rate percentage				10.00%
Number of units sold				818.0
Aggregate price of unit purchased				$ 818,000
Description of transaction				(i) a $1,000 10% interest convertible promissory note (collectively the “September 2019 Notes”) due June 30, 2021, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024.
Debt conversion price				$ 0.15
Share price				$ 0.25
Warrant exercised date				Jan. 22, 2024
Agreegate price of warrant				$ 363,846
Interest from accretion of the discount				37,943
interest expense				$ 16,808											16,808
Convertible Notes Payable [Member] | September 2019 Notes [Member] | Warrant [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Percentage of accretion of discount				47.40%
Convertible Notes Payable [Member] | July 2019 Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Interest rate percentage					10.00%
Aggregate price of unit purchased					$ 2,282,500
Description of transaction					(i) a $1,000 10% interest convertible promissory note (collectively the “July 2019 Notes”) due June 30, 2021, convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand (4,000) warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024.
Debt conversion price					$ 0.15
Share price					$ 0.25
Warrant exercised date					Jan. 22, 2024
interest expense															81,920
Accretion amount															$ 138,456
Convertible Notes Payable [Member] | July 2019 Notes [Member] | Warrant [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued					9,130,000
Convertible notes payable, net					$ 1,244,419
Share price					$ 0.25
Percentage of accretion of discount					45.79%
Agreegate price of warrant					$ 1,038,081
Subordinated Secured Debentures [Member] | Canada, Dollars
Debt Instrument [Line Items]
Accrued interest									$ 1,035,930
Convertible notes payable, net									$ 1,399,000
Description of debt									(i) the allocation of basis to other instruments issued in the transaction, (ii) fees paid directly to the creditor and (iii) initial recognition at fair value, which is lower than face value. Discounts (premiums) are amortized through charges (credits) to interest expense over the term of the debt agreement. Amortization of debt discounts (premiums) amounted to CAD $98,924 ($73,201) during the year ended November 30, 2019					The CAD $1,363,000 ($1,015,026) of Series B Secured Convertible Debentures (“Subordinate Secured Debentures”) were issued pursuant to a Trust Indenture agreement dated December 7, 2016 (the “Indenture”) in exchange for the Unsecured Debentures in equal principal amount and an additional CAD $36,000 ($26,640) of Series B Secured Convertible Debentures were issued pursuant to the Indenture in payment of accrued interest. These debentures matured on June 6, 2019 and accrued interest at 12% per annum, payable semi-annually. The debentures were secured by all of the Company’s assets. The principal amount, plus accrued interest, could have been converted at the option of the holder at any time during the term to maturity into shares of the Company’s common stock at a conversion price of $0.24 (CAD $0.31) per share, subject to anti-dilution protection with a minimum conversion price of $0.135 and for capital reorganization events.
Subordinated Secured Debentures [Member] | Canada, Dollars
Debt Instrument [Line Items]
interest expense														$ 67,007